Condensed Consolidated Statements of Stockholders' Equity - USD ($)		Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Sep. 30, 2012	[1]	$ 908,638	$ 13,247	$ 125,544,842	$ (124,649,451)
Balance (in shares) at Sep. 30, 2012	[1]		13,247,239
Shares issued on exercise of stock options		448,337	$ 145	448,242
Shares issued on exercise of stock options (in shares)			145,484
Shares issued on exercise of stock warrants		131,100	$ 69	131,031
Shares issued on exercise of stock warrants (in shares)			68,900
Shares issued in debt conversions		$ 1,052,000	$ 210	1,051,790
Shares issued in debt conversions (in shares)		210,400	210,400
Sale of shares for cash		$ 245,000	$ 50	244,950
Sale of shares for cash, (shares)			50,000
Recognition of discounts in connections with convertible debt offerings		163,849		163,849
Compensation recognized as contributed capital on Executive Chairman's stock option grant for consulting services		847,300		847,300
Compensation recognized on modification of prior period's stock option grants		489,726		489,726
Loan fees recognized on warrants granted to placement agent in connection with convertible debt offerings		27,445		27,445
Amortization of beneficial conversion feature on related party debt		(8,196)		(8,196)
Compensation recognized on option and warrant grants		2,068,681		$ 2,068,681
Net loss		(5,249,566)			$ (5,249,566)
Balance at Sep. 30, 2013	[1]	1,124,364	$ 137,271	$ 131,009,660	$ (129,899,017)
Balance (in shares) at Sep. 30, 2013	[1]		13,722,023
Shares issued on exercise of stock options		1,687,451	$ 375	1,687,076
Shares issued on exercise of stock options (in shares)			374,596
Shares issued on exercise of stock warrants		213,457	$ 203	213,254
Shares issued on exercise of stock warrants (in shares)			202,650
Shares issued in debt conversions		50,000	$ 10	49,990
Shares issued in debt conversions (in shares)			10,000
Shares issued for officer compensation		14,500	$ 3	14,497
Shares issued for officer compensation (in shares)			2,500
Purchase of common shares presented for retirement		(201,461)	$ (39)	(201,422)
Purchase of common shares presented for retirement (in shares)			(38,906)
Shares Issued In Acquisition Of Double Vision		3,280,000	$ 800	3,279,200
Shares Issued In Acquisition Of Double Vision, Shares			800,000
Compensation recognized on option and warrant grants		998,917		$ 998,917
Net loss		(4,510,514)			$ (4,510,514)
Balance at Sep. 30, 2014	[1]	2,656,714	$ 15,703	$ 137,051,172	$ (134,409,531)
Balance (in shares) at Sep. 30, 2014	[1]		15,072,864
Shares issued on exercise of stock warrants		50,000	$ 20	49,980
Shares issued on exercise of stock warrants (in shares)			20,000
Shares issued for payment of services		210,000	$ 70	209,930
Shares issued for payment of services, (in shares)			70,000
Sale of shares for cash		1,000,000	$ 262	999,738
Sale of shares for cash, (shares)			261,954
Additional shares issued in acquisition of DoubleVision		1,067,044	$ 296,000	1,066,748
Additional shares issued in acquisition of DoubleVision, shares			296,402
Compensation recognized on option and warrant grants		274,677		$ 274,677
Net loss		(1,912,122)			$ (1,912,122)
Balance at Jun. 30, 2015	[1]	$ 3,346,313	$ 15,721	$ 139,652,245	$ (136,321,653)
Balance (in shares) at Jun. 30, 2015	[1]		15,721,220

[1]	Amounts are retroactively restated to reflect the reverse stock split.